Share Based Payment (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 14, 2023
Share Based Payment [Line Items]
Vested period	4 years
Fair value stock option granted per share (in Dollars per share)	$ 2.5	$ 2.5	$ 2.5
Vested warrant shares		224,463	46,561
Exercised shares		224,463	46,561
Consideration amount (in Dollars)	$ 3,200	$ 23
Vested RSUs shares	508,898
Ordinary shares	508,898	2,393,740	140,135	187,225
Estimated Fair Value (in Dollars)			$ 104
Bottom of Range [Member]
Share Based Payment [Line Items]
Vested period	7 years
Exercise price of option (in Dollars per share)	$ 0
Top of Range [Member]
Share Based Payment [Line Items]
Vested period	10 years
Exercise price of option (in Dollars per share)	$ 1.77
Warrants [Member]
Share Based Payment [Line Items]
Vested warrant shares	2,917,879
Exercised shares	2,917,879